T. Rowe Price
Personal Strategy Balanced Portfolio

Annual Report

December 31, 1998


Dear Investor

Stocks sold off in late summer following the financial collapse in Russia and continuing weakness in Asian markets, then rebounded during the final quarter to recapture their earlier highs. Most types of bonds suffered from the turmoil during the past six months, except for Treasuries and high-grade corporate bonds, which benefited from an investor flight to safety.


PERFORMANCE AND STRATEGY REVIEW

Performance Comparison

Periods Ended 12/31/98                          6 Months           12 Months
--------------------------------------------------------------------------------

Personal Strategy
Balanced Portfolio                                  4.06%              14.32%

Combined Index
Portfolio*                                          7.67               20.55

Merrill Lynch-Wilshire
Capital Market Index                                6.13               18.45

* An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Brothers Aggregate Bond Index), and 10% money markets (90-day Treasury bills).

The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash reserves-with 10-percentage-point variations permitted for each asset class.

The rally in both U.S. stocks and bonds helped the fund post respectable absolute returns, although it trailed the Combined Index Portfolio and the Merrill Lynch-Wilshire Capital Market Index during both periods shown in the table. The fund's lagging performance was primarily due to a slight underweighting in equities compared with the benchmarks, and a heavier allocation to the weaker bond sector. Your fund was also hurt by the increase of small-capitalization stocks in the portfolio. Small-cap shares have been underperforming their larger brethren for some time, although they have recently begun to strengthen. For the year as a whole, a small group of large-cap growth stocks accounted for a significant percentage of the stock market's overall return.

Asset Allocation

12/31/98

Stocks            Bonds             Money Markets

59                37                4


On December 31, your fund had 59% of its assets in stocks, the same as at the end of June, 37% in bonds (down one percentage point), and the remaining 4% in cash reserves. We continued to favor bonds over stocks, international stocks over domestic, and growth as opposed to value stocks. In the current environment, we believe bonds offer better potential for total returns than stocks, that European stocks in particular are more attractively valued than domestic shares, and that growth stocks have a better chance than value stocks to sustain their earnings growth if the economy slows-as we expect. In the bond area, the committee maintained the fund's low exposure to foreign bonds, since we expect the dollar to strengthen, and focused on both investment-grade and high-yield bonds in the domestic market. Among the major holdings in the portfolio were GE, Philip Morris, Mobil, and British Petroleum.


MARKET REVIEW

     Global stock markets recovered after the Federal Reserve initiated a series of key short-term rate cuts in an attempt to arrest further weakness in the U.S. and foreign economies. This loosening of monetary policy sent a positive message around the globe, and investors responded enthusiastically.

     Treasury bonds benefited from the global uncertainty, and the 30-year yield fell to its lowest level in decades. As can be seen in the chart on page 3, the long-term yield dropped from nearly 6% a year ago to 5.12% at the end of December. The five-year note yield declined by a wider margin, from 5.71% to 4.59%, and the 90-day Treasury bill yield ended at 4.55%, down from 5.40% last December. Corporate bonds were mixed, as Treasuries outperformed high-yield securities for the year, although the high-yield sector did bounce back during the final quarter of the year.

Preparing for the Year 2000

     The Year 2000 draws closer every day, and it holds special meaning beyond the arrival of a new millen-nium. The issue for investors is that many computer programs throughout the world use two digits instead of four to identify the year and may assume the next century starts with 1900. If these programs are not modified, they will not be able to correctly handle the century change when the year changes from "99" to "00" on January 1, 2000, and they will no longer be able to perform necessary functions. The Year 2000 issue affects all companies and organizations.

     T. Rowe Price has been taking steps to assure that its computer systems and processes are capable of functioning in the Year 2000. Detailed plans for remediation efforts have been developed and are currently being executed.


     Our Plan of Action

     We began to address these issues several years ago by requiring that all new systems process and store four-digit years. All critical systems have been reprogrammed (including business applications required to service our customers and processing infrastructure necessary to ensure the integrity of customer data and investments), and they are currently being tested. Because we exchange data electronically with customers and vendors, we are working with them to assess the adequacy of their own compliance efforts. Our goal is to ensure the continuation of the same level of service to all our mutual fund shareholders and clients after December 31, 1999.

     We are asking all vendors and companies we do business with for a Year 2000 compliance status, with the expectation that some organizations will not be able to modify their interface files prior to December 31, 1999. In addition, we are scheduling tests for critical vendors and companies that claim Year 2000 compliance to ensure that time-related data and calculations function properly as we move into the next century.


     Smooth Transition Planned

     We believe our programs and initiatives will provide a smooth transition into the next millennium. We are assessing all systems providing products or services to our retail mutual fund shareholders, retirement plan sponsors, and participants, and we have modified them where necessary for the Year 2000.

     The Securities Industry Association (SIA) is coordinating Year 2000 testing to assure that securities markets, clearing corporations, depositories, and third party service providers can send, receive, and process files and transactions accurately. In late July 1998, the SIA completed a beta test of Year 2000 readiness. The test was considered successful in terms of transactions completed and will serve as the basis for the SIA's industry-wide approach. During October 1998, T. Rowe Price completed its beta test of Year 2000 readiness with the SIA and is ready for the industry-wide test that is scheduled for March and April 1999.

     For a more detailed discussion of our Year 2000 effort, as well as continuing updates on our progress, please check our Web site (www.troweprice.com)


Interest Rate Levels

          30 Year                 5-Year                  90-day
         Treasury               Treasury                Treasury
             Bond                   Note                    Bill

12/31/97     5.93                   5.71                   5.40
             5.89                   5.48                   5.22
             5.84                   5.60                   5.16

3/31         5.92                   5.62                   5.19
             6.02                   5.72                   5.05
             5.83                   5.57                   5.09

6/30         5.65                   5.50                   5.06
             5.73                   5.51                   5.07
             5.42                   5.07                   5.03

9/30         5.00                   4.24                   4.38
             5.12                   4.22                   4.21
             5.21                   4.62                   4.58

12/31/98     5.12                   4.59                   4.55


OUTLOOK

     Twelve months of global financial turmoil and economic upheaval have had an impact on the domestic economy. Weakening exports have expanded the external trade deficit, and available data indicate that export growth may be meager at best. Low exports and surging imports have reduced demand for domestic production, restraining the manufacturing sector. Corporate profit growth has also waned, due in large measure to constrained corporate pricing power in an atmosphere of excess global supply. This confluence of forces has put downward pressure on business fixed income investment and employment growth, curtailing personal income expansion.

     The cumulative effect of these evolving conditions could hold real GDP growth to less than 2%, at least through the middle of 1999. Sluggish growth such as this could lead to an upward drift in unemployment, alleviating wage and price pressures. We anticipate stable to slightly declining short-and long-term interest rates, as well as moderating stock returns next year. In this environment, the balanced strategy offered by the fund could serve shareholders well.

     Respectfully submitted,

     Edmund M. Notzon
     Chairman of the Investment Advisory Committee

     January 22, 1999


--------------------------------------------------------------------------------
Change in Management

Peter Van Dyke, a managing director of T. Rowe Price Associates and director of the taxable bond department, retired at the end of 1998. Mr. Van Dyke joined the company in 1985 and managed the Personal Strategy Balanced Portfolio since its inception in 1994. We are grateful for his contributions and wish him the best for the future.

Edmund M. Notzon, a managing director of T. Rowe Price Associates, has been appointed chairman of the Personal Strategy Balanced Portfolio Investment Advisory Committee, responsible for day-to-day management of the portfolio. Mr. Notzon joined T. Rowe Price in 1989 and manages several fixed income and asset allocation portfolios. He has served as executive vice president and co-portfolio manager of the Personal Strategy Funds and Spectrum Funds. Other committee members include Stephen W. Boesel, Donald J. Peters, William T. Reynolds, M. David Testa, Judith B. Ward, and Richard T. Whitney.

The preceding updates the Personal Strategy Balanced Portfolio prospectus of October 1, 1998.
--------------------------------------------------------------------------------


Portfolio Highlights

Portfolio Overview

                                                                Percent of
                                                                Net Assets
                                                                  12/31/98
--------------------------------------------------------------------------------

Reserves                                                              4.4%
--------------------------------------------------------------------------------
  Money Market Funds                                                  3.3
  Other Assets Less Liabilities                                       1.1

Bonds                                                                36.7%
--------------------------------------------------------------------------------
  U.S. Government Agencies                                            9.4
  Corporate                                                          16.7
  Mortgage-Backed                                                     8.5
  Foreign Government Agencies                                         2.1

Stocks                                                               58.9%
--------------------------------------------------------------------------------
  10 Largest Holdings                                                 5.6%
  ------------------------------------------------------------------------------
  GE                                                                  0.7
  Philip Morris                                                       0.7
  Mobil                                                               0.6
  British Petroleum                                                   0.6
  Amoco                                                               0.5
  SBC Communications                                                  0.5
  American Home Products                                              0.5
  Fannie Mae                                                          0.5
  MCI WorldCom                                                        0.5
  AT&T                                                                0.5
--------------------------------------------------------------------------------


Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


Personal Strategy Balanced Portfolio

As of 12/31/98

                Personal                                     Merrill
                Strategy             Combined         Lynch-Wilshire
                Balanced                Index               Capital
               Portfolio            Portfolio          Market Index

12/30/94          10,000               10,000               10,000
12/95             12,866               12,821               12,809
12/96             14,694               14,763               14,576
12/97             17,345               18,177               17,931
12/98             19,829               21,912               21,239


Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Personal Strategy Balanced Portfolio

Periods Ended 12/31/98

                                           Since           Inception
      1 Year           3 Years         Inception                Date
--------------------------------------------------------------------------------

      14.32%            15.51%            18.65%            12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Financial Highlights

T. Rowe Price Personal Strategy Balanced Portfolio

                               For a share outstanding throughout each period
                             ------------------------------------------------

                                 Year                               12/30/94
                                Ended                                Through
                             12/31/98     12/31/97     12/31/96     12/31/95

NET ASSET VALUE

Beginning of period          $  15.13     $  13.44     $  12.43     $  10.00

Investment activities
  Net investment income          0.47         0.46         0.41         0.42
  Net realized and
  unrealized gain (loss)         1.65         1.93         1.32         2.41

  Total from
  investment activities          2.12         2.39         1.73         2.83

Distributions
  Net investment income         (0.48)       (0.46)       (0.41)       (0.40)
  Net realized gain             (0.61)       (0.24)       (0.31)        --

  Total distributions           (1.09)       (0.70)       (0.72)       (0.40)

NET ASSET VALUE

End of period                $  16.16     $  15.13     $  13.44     $  12.43
                             -----------------------------------------------

Ratios/Supplemental Data

Total return*                   14.32%       18.04%       14.21%       28.66%

Ratio of expenses to
average net assets               0.90%        0.90%        0.90%        0.90%

Ratio of net investment
income to average
net assets                       3.04%        3.37%        3.33%        3.69%

Portfolio turnover rate          47.6%        32.8%        51.7%        39.3%

Net assets, end of period
(in thousands)               $ 79,475     $ 63,005     $ 33,263     $  5,625

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 1998

                                                       Shares/Par        Value
                                                                  In thousands
--------------------------------------------------------------------------------

Common Stocks  58.9%

FINANCIAL  10.0%

Bank and Trust  5.9%

Abbey National (GBP)                                      9,500   $      203

ABN Amro (NLG)                                            3,600           76

Air Liquide (L) (FRF)                                       495           91

Australia & New Zealand
  Banking ADR                                             1,500           49

Banca Commerciale
  Italiana (ITL)                                         18,100          125

Banco de Bilbao
  Vizcaya ADR                                             7,200          115

Banco Frances del Rio
  de la Plata ADR                                         2,995           62

Bank of New York                                          4,100          165

Bank One                                                  5,150          263

BankAmerica                                               6,300          379

Bankgesellschaft
  Berlin (DEM)                                            3,000           49

Barclay's (GBP)                                           4,000           86

Charter One Financial                                       907           25

Chase Manhattan                                           3,960          269

Citigroup                                                 6,899          341

Citizens Banking                                          1,100           37

Deutsche Bank (DEM)                                       1,440           85

Downey Financial                                          1,400           36

Dresdner Bank (DEM)                                       1,700           71

First Bell Bancorp                                          600            9

First Mariner Bancorp *                                     600            8

First Security                                              800           19

First Union                                               2,800          170

Frankfort First Bancorp                                     400            6

Glacier Bancorp                                           1,650           37

HSBC Holdings (GBP)                                       6,300          169

J. P. Morgan                                              1,200          126

KBC Bancassurance
  Holding (BEF)                                           1,500          119

KeyCorp                                                   3,900          125

Marshall & Ilsley                                           200           12

Mediobanca (ITL)                                          8,100          113

Mellon Bank                                               3,840          264

Mercantile Bancorporation                                   400           18

National City                                             1,500          109

Societe Generale (FRF)                                      813   $      132

State Street                                                200           14

Summit Bancorp                                              800           35

Svenska Handelsbank (SEK)                                 2,000           84

U.S. Bancorp                                                800           28

Washington Mutual                                         4,985          190

Wells Fargo                                               7,500          299

WestAmerica                                                 400           15

Westpac Bank (AUD)                                        4,000           27

                                                                       4,655

Insurance  1.6%

ACE Limited                                               3,800          131

Allstate                                                  1,100           42

American General                                          1,500          117

American International
  Group                                                     175           17

EXEL (Class A)                                            2,021          152

Harleysville Group                                        1,200           31

PartnerRe Holdings                                        1,300           59

Poe & Brown                                                 800           28

Selective Insurance                                         600           12

St. Paul Companies                                        7,400          257

Sumitomo Marine &
  Fire Insurance (JPY)                                   14,000           89

Travelers Property
  Casualty (Class A)                                      7,600          236

UNUM                                                      1,340           78

W. R. Berkley                                               800           27

                                                                       1,276

Financial Services  2.5%

American Express                                          2,550          261

Associates First Capital
  (Class A)                                               3,000          127

AXA (FRF)                                                 1,300          188

Capital One Financial                                       700           81

Delta Financial *                                         1,200            7

Fairfax Financial
  Rights (144a) (CAD) *                                     300          101

Fannie Mae                                                5,420          401

Financial Federal *                                         700           17

Freddie Mac                                               5,480          353

Household International                                     600           24

ING Groep (NLG)                                           2,050          125

ITLA Capital *                                              300            5

Morgan Stanley Dean Witter                                  800   $       57

Pearson (GBP)                                             6,000          119

Providian Financial                                         150           11

Unidanmark (Class A)
  (DKK)                                                   1,300          117

                                                                       1,994

Total Financial                                                        7,925


UTILITIES  4.9%

Telephone Services  3.1%

Aliant Communications                                     2,700          110

ALLTEL                                                    2,200          132

AT&T                                                      5,320          400

BellSouth                                                 3,600          180

British Telecommunications ADR                              900          137

Compania de Telecomunicaciones
  de Chile (Class A) ADR                                  1,525           32

Frontier                                                  5,500          187

GTE                                                         800           52

Hong Kong Telecommunications
  ADR                                                     2,500           44

Nippon Telegraph &
  Telephone (JPY)                                            13          100

Rural Cellular (Class A) *                                1,000           10

SBC Communications                                        7,920          425

Telebras ADR *                                            1,400          102

Telecom Corp. of
  New Zealand ADR                                         3,400          121

Telecom Italia (ITL)                                     14,330          122

Telecom Italia
  Mobile (ITL) *                                         17,400          129

Telefonica de Espana ADR                                    816          110

Telefonos de Mexico
  (Class L) ADR                                           2,000           97

Western Wireless *                                          900           20

                                                                       2,510

Electric Utilities  1.8%

Cleco                                                       700           24

Electrabel (BEF)                                            310          136

Empresa Nacional de Electricidad
  Chile ADR                                               2,000           23

Endesa ADR                                                3,200           86

FirstEnergy                                               7,892          257

GPU                                                       2,000           88

Hong Kong Electric (HKD)                                 15,000   $       45

PECO Energy                                               2,800          117

Texas Utilities                                           5,540          259

Unicom                                                    6,200          239

Veba (DEM)                                                2,310          138

                                                                       1,412

Total Utilities                                                        3,922


CONSUMER NONDURABLES  11.8%

Cosmetics  0.8%

Gillette                                                  1,000           48

International Flavors &
  Fragrances                                              8,600          380

Kao (JPY)                                                 8,000          181

                                                                         609

Beverages  0.8%

Anheuser-Busch                                            5,000          328

Coca-Cola                                                   400           27

Diageo ADR                                                1,823           84

LVMH (FRF)                                                  645          128

PepsiCo                                                   2,860          117

                                                                         684

Food Processing  2.2%

American Italian Pasta *                                    500           13

Bestfoods                                                 2,400          128

Cadbury Schweppes (GBP)                                     900           15

Cadbury Schweppes ADR                                     1,800          125

Campbell                                                    800           44

CSM (NLG)                                                 1,500           87

Danisco (DKK)                                             1,300           70

Eridania Beghin-Say (FRF)                                   530           92

General Mills                                             2,930          228

Heinz                                                       900           51

Imperial Holly                                            2,400           19

McCormick                                                 4,400          149

Nestle (CHF)                                                125          272

P F Chang's China Bistro *                                  100            2

Ralston Purina                                            4,940          160

Sara Lee                                                  9,060          255

Seneca Foods (Class A) *                                    400            5

Seneca Foods (Class B) *                                    500            6

United Natural Foods *                                      700           17

                                                                       1,738

Hospital Supplies/Hospital Management  0.7%

American Oncology
  Resources *                                             2,500   $       37

Arterial Vascular
  Engineering *                                             500           26

Guidant                                                     800           88

HealthSouth *                                             4,300           66

Medtronic                                                   300           22

Mentor                                                    2,400           56

Pediatrix Medical Group *                                   200           12

Quorum Health Group *                                     1,600           21

Renal Care Group *                                        1,050           31

Smith & Nephew (GBP)                                     10,000           30

Steris *                                                  1,000           28

Terumo (JPY)                                              5,000          118

                                                                         535

Pharmaceuticals  3.8%

Alkermes *                                                  900           20

American Home Products                                    7,480          421

Astra (Class B) (SEK)                                     5,333          108

Aviron *                                                    100            3

Biogen *                                                  1,200          100

Bristol-Myers Squibb                                      2,480          332

COR Therapeutics *                                          400            5

Coulter Pharmaceutical *                                    200            6

Eli Lilly                                                 1,300          116

Gehe (DEM)                                                  700           48

Gilead Sciences *                                           200            8

Glaxo Wellcome ADR                                        2,000          139

Johnson & Johnson                                         1,480          124

Merck                                                     1,400          207

Millennium
  Pharmaceuticals *                                       1,200           31

Neurocrine Biosciences *                                    600            4

Novartis (CHF)                                              106          208

PathoGenesis *                                              100            6

Pfizer                                                    2,840          356

Pharmacia & Upjohn                                        2,817          159

PharmaPrint *                                             1,200           16

Schering-Plough                                           2,900          160

Takeda Chemical
  Industries (JPY)                                        6,000          231

Warner-Lambert                                            2,900          218

                                                                       3,026

Health Care Services  0.4%

Altana AG (DEM)                                             600   $       43

AmeriPath *                                               2,000           18

Concentra Managed Care *                                  2,000           21

Inhale Therapeutic
  Systems *                                                 600           20

Monarch Dental *                                            900            4

Northfield Laboratories *                                 1,100           14

Orthodontic Centers
  of America *                                              900           17

ProMedCo *                                                1,500            9

SteriGenics International *                               1,600           40

United HealthCare                                         2,800          121

                                                                         307

Biotechnology  0.0%

Cell Genesys *                                            1,100            7

Zonagen *                                                   500            9

                                                                          16

Miscellaneous Consumer Products  3.1%

Benetton Group (ITL)                                     28,800           58

Bridgestone (JPY)                                         4,000           91

Colgate-Palmolive                                         3,440          319

Cone Mills *                                              2,200           12

CSS Industries *                                            500           15

Culp                                                        500            4

Dan River *                                               2,000           24

Equity Corp. International *                              1,200           32

Hasbro                                                    2,600           94

Huhtamaki (FIM)                                             600           23

Kuraray (JPY)                                            10,000          110

Lion Nathan (NZD)                                        26,300           67

Newell                                                    1,700           70

Philip Morris                                             9,980          534

Philips Electronics ADR                                   1,500          102

Procter & Gamble                                          1,000           91

Service Corp. International                               1,500           57

Sola *                                                    1,600           28

Tomkins (GBP)                                             4,000           19

Tomkins ADR                                               3,200           64

Unifi                                                    10,100          198

Unilever N.V. ADR                                         2,000          166

US Can *                                                  1,000           18

UST                                                       6,130   $      214

WestPoint Stevens *                                         700           22

Yue Yuen Industrial (HKD)                                25,000           47

                                                                       2,479

Total Consumer Nondurables                                             9,394


CONSUMER SERVICES  6.9%

Restaurants  0.0%

Logan's Roadhouse *                                         900           21

PJ America *                                                500            9

                                                                          30

General Merchandisers  1.6%

Bon-Ton Stores *                                          2,400           18

Carrefour (FRF)                                             130           98

Casey's General Stores                                    3,000           39

Columbia Sportswear *                                     1,000           17

Dayton Hudson                                             2,600          141

Fred Meyer *                                              2,800          169

JUSCO (JPY)                                               4,000           81

Marui (JPY)                                               4,000           77

Pinault Printemps
  Redoute (FRF)                                           1,000          191

Saks *                                                    3,600          113

Tesco (GBP)                                              40,159          117

Wal-Mart                                                  2,000          163

Warnaco Group (Class A)                                   2,500           63

                                                                       1,287

Specialty Merchandisers  2.1%

American Stores                                           8,500          314

Christian Dior (FRF)                                        400           44

CompuCom Systems *                                        4,200           15

CVS                                                       3,128          172

Goody's Family Clothing *                                   400            4

Home Depot                                                2,200          134

Kroger *                                                    700           42

McKesson                                                    700           55

Omron (JPY) *                                             4,000           55

Performance Food Group *                                  1,100           31

Rite Aid                                                  2,200          109

Safeway *                                                 4,000          244

St. John Knits                                              800           21

Toys "R" Us *                                            11,000          186

Tupperware                                               12,700          209

Urban Outfitters *                                          700           12

                                                                       1,647

Entertainment and Leisure  1.0%

Carnival (Class A)                                        2,100   $      101

Disney                                                    1,810           54

Hutchison Whampoa (HKD)                                  24,000          170

McDonald's                                                1,670          128

Reader's Digest (Class A)                                 9,600          242

Seattle Filmworks *                                         900            4

Sharp (JPY)                                               5,000           45

US WEST Media *                                           1,400           66

                                                                         810

Media and Communications  2.2%

American Tower Systems
  (Class A) *                                               200            6

Asatsu (JPY)                                              3,000           72

CBS                                                       5,700          187

Chancellor Media *                                          800           38

Clear Channel
  Communications *                                        1,100           60

Elsevier (NLG)                                            4,000           56

Emmis Broadcasting
  (Class A) *                                               500           22

Fox Entertainment Group *                                 3,200           81

France Telecom ADR                                        3,100          245

Infinity Broadcasting *                                   6,000          164

Jacor Communications *                                      700           45

Pegasus Communications *                                    400           10

R.R. Donnelley                                            3,800          166

Sinclair Broadcast
  Group (Class A) *                                       1,100           22

Time Warner                                               3,600          223

Tribune                                                   1,700          112

Valassis Communications *                                   800           41

Vanguard Cellular
  (Class A) *                                               300            8

Vodafone ADR                                                900          145

Young Broadcasting
  (Class A) *                                               900           38

                                                                       1,741

Total Consumer Services                                                5,515


CONSUMER CYCLICALS  3.1%

Automobiles and Related  0.4%

A.O. Smith (Class B)                                      2,750   $       68

Cycle & Carriage (SGD)                                    4,000           14

Federal-Mogul*                                            1,700          101

Honda ADR                                                 1,500          100

Keystone Automotive *                                       300            6

Littelfuse *                                                800           15

SPX *                                                       500           34

                                                                         338

Building and Real Estate  1.8%

Apartment Investment &
  Management, REIT                                          600           22

Arden Realty, REIT                                        1,200           28

Cheung Kong
  Holdings (HKD)                                         18,000          130

City Developments (SGD)                                   5,000           22

Crescent Real Estate
  Equities, REIT                                          2,200           51

DBS Land (SGD)                                            5,000            7

EastGroup Properties, REIT                                2,000           37

Federal Realty Investment
  Trust, REIT                                             7,500          177

First Washington Realty
  Trust, REIT                                             1,200           28

Glenborough Realty
  Trust, REIT                                               400            8

JP Realty, REIT                                             500           10

Parkway Properties, REIT                                  1,500           47

Reckson Associates
  Realty, REIT                                           10,500          233

Simon DeBartolo
  Group, REIT                                             7,596          216

Starwood Hotels &
  Resorts, REIT                                          14,800          336

Tower Realty Trust, REIT                                  1,600           32

Western Water *                                             500            3

Woodhead Industries                                       2,400           30

                                                                       1,417

Miscellaneous Consumer Durables  0.9%

CompX *                                                   1,200           32

Corning                                                   7,600          342

Eastman Kodak                                               300           21

Harman International                                        200            8

Masco                                                     3,400   $       98

OCE (NLG)                                                 1,200           43

Ricoh (JPY)                                               7,000           64

Sony (JPY)                                                1,000           73

                                                                         681

Total Consumer Cyclicals                                               2,436


TECHNOLOGY  3.9%

Electronic Components  1.4%

American Superconductor *                                   300            3

Analogic                                                  1,300           49

Burr Brown *                                                900           21

EMC *                                                     1,600          136

Exar *                                                      400            6

Intel                                                     1,700          201

Linear Technology                                           500           45

Maxim Integrated Products *                               2,300          100

Methode Electronics
  (Class A)                                               1,400           22

Optek Technology *                                        1,200           22

Planar Systems *                                          1,700           12

PMC-Sierra *                                                200           13

Texas Instruments                                           700           60

Trident International *                                   1,700           16

UBS (CHF)                                                 1,070          329

Xilinx *                                                  1,100           72

                                                                       1,107

Electronic Systems  0.6%

Applied Micro Circuits *                                    700           24

Electromagnetic Sciences *                                1,700           24

Hewlett-Packard                                           1,400           96

Lifeline Systems *                                          800           20

Lo-Jack *                                                 1,700           20

Nokia ADR                                                 2,100          253

                                                                         437

Information Processing  0.3%

COMPAQ Computer                                           1,400           59

Dell Computer *                                           1,000           73

Hitachi ADR                                               1,100           66

IBM                                                         400           74

                                                                         272

Office Automation  0.1%

Ceridian *                                                  900           63

                                                                          63

Specialized Computer  0.1%

Sun Microsystems *                                          800   $       68

                                                                          68

Telecommunications  1.1%

AirTouch Communications *                                 1,800          130

Avant *                                                     600           10

Cisco Systems *                                           1,800          167

LM Ericsson (Class B) ADR                                 4,200          100

Lucent Technologies                                         200           22

MCI WorldCom *                                            5,585          401

Premisys Communications *                                   500            5

Tellabs *                                                   400           27

West TeleServices *                                         600            6

                                                                         868

Aerospace and Defense  0.3%

AlliedSignal                                              4,500          199

Raytheon (Class B)                                          800           43

Woodward Governor                                           600           13

                                                                         255

Total Technology                                                       3,070


EDUCATION  0.0%

ITT Educational Service *                                   900           31

Total Education                                                           31


CAPITAL EQUIPMENT  2.4%

Electrical Equipment  1.6%

ABB (CHF)                                                    50           58

Canon (JPY)                                               3,000           64

GE                                                        5,260          537

Holophane *                                               1,700           44

Matsushita Electric
  Works (JPY)                                             3,000           31

Mitsubishi Electric (JPY)                                 7,000           22

Siemens (DEM)                                             1,100           71

Tyco International                                        4,976          375

                                                                       1,202

Machinery  0.8%

Danaher                                                   4,500          244

GKN (GBP)                                                 7,000           93

JLG Industries                                            2,000           31

Man (DEM)                                                   310           91

NN Ball & Roller                                          1,200            7

S I G Schweis (CHF)                                         130           77

Teleflex                                                  1,400   $       64

Toolex Alpha *                                            1,000           12

Valmet (FIM)                                              2,000           27

                                                                         646

Capital Equipment  0.0%

Omniquip International                                    1,500           23

                                                                          23

Total Capital Equipment                                                1,871


BUSINESS SERVICES AND TRANSPORTATION  6.4%

Computer Service and Software  2.5%

Adobe Systems                                               300           14

America Online                                            1,300          200

Analysts International                                      600           12

Ascend Communications *                                     700           46

Automatic Data Processing                                 1,840          148

BISYS Group *                                               300           16

BMC Software *                                            3,000          134

Computer Associates                                         500           21

Compuware *                                               1,100           86

Concur Technologies *                                       200            6

Electronic Arts *                                           200           11

First Data                                                3,034           96

Galileo International                                     1,800           78

Great Plains Software *                                     400           19

HBO                                                       4,400          126

HCIA *                                                    1,900            8

Microsoft *                                               2,420          335

Network Associates *                                      2,600          173

Oracle *                                                  2,300           99

Parametric Technology *                                   6,100           99

Peerless Systems *                                        1,200           10

Phoenix Technologies *                                      600            5

PSINet *                                                    300            6

Saville Systems ADR *                                     2,100           40

Sterling Commerce *                                       1,500           68

Summit Design *                                           1,200           11

SunGard Data Systems *                                    1,700           68

Synopsys *                                                  100            5

Vantive *                                                   200            2

Visio *                                                     800           29

                                                                       1,971

Distribution Services  0.3%

Cardinal Health                                             585   $       44

MSC *                                                     1,100           25

Primesource                                                 700            5

Richfood Holdings                                         2,000           41

SED International
  Holdings *                                              1,400            6

SunSource                                                   800           15

U.S. Foodservice *                                        2,442          120

Watsco (Class A)                                          1,800           30

                                                                         286

Environmental  0.1%

CUNO *                                                    1,000           16

IT Group                                                    200            2

Rentokil Group (GBP)                                      5,000           38

Waterlink *                                               2,400            9

                                                                          65

Transportation Services  0.2%

C.H. Robinson Worldwide                                     700           18

Coach USA *                                               1,600           56

Comfort Systems USA *                                     2,200           39

Eagle USA Air Freight *                                   1,200           29

Expeditors International
  of Washington                                             400           17

Frozen Food Express                                       1,000            8

Heartland Express *                                         400            7

Hub Group (Class A) *                                       100            2

International Shipholding                                   700           11

Mitsubishi Heavy
  Industries (JPY)                                        6,000           23

                                                                          210

Miscellaneous Business Services  2.4%

Alternative Resources *                                   1,200           13

Billing Information
  Concepts *                                              1,800           20

British Airport
  Authorities (GBP)                                       6,900           81

Browning-Ferris                                          10,600          301

Cendant *                                                 2,900           55

CORT Business Services *                                    900           22

Electro Rent *                                            2,100           34

Equifax                                                   1,300           44

H&R Block                                                 6,900          311

Insituform Technologies
  (Class A) *                                             2,000           29

Iron Mountain *                                             700   $       25

McGrath RentCorp                                          1,300           28

Metamor Worldwide *                                         700           17

MPW Industrial Services
  Group *                                                   800            9

New England Business
  Service                                                 1,900           74

Omnicom                                                   2,500          145

Paging Network *                                            600            3

Paxar *                                                   1,100           10

Renaissance Worldwide *                                   1,600           10

Romac International *                                     1,800           40

Shorewood Packaging *                                     3,100           64

Strayer Education                                         1,200           42

Superior Services *                                         300            6

Tetra Tech *                                              1,950           53

The Peterson Companies
  (Class A) *                                               800           27

The Vincam Group *                                          600           11

Unitog                                                      900           26

Waste Management                                          8,322          388

                                                                       1,888

Airlines  0.4%

Delta                                                     5,000          260

KLM Royal Dutch Air ADR                                   1,500           45

Midwest Express Holdings *                                  200            5

                                                                         310

Railroads  0.5%

Burlington Northern
  Santa Fe                                                1,500           51

Norfolk Southern                                         10,100          320

                                                                         371

Total Business Services and Transportation                             5,101


ENERGY  4.3%

Energy Services  0.8%

Baker Hughes                                             12,400          219

Carbo Ceramics                                              100            2

Cooper Cameron *                                            200            5

Elf Aquitaine ADR                                         1,100           62

Halliburton                                               2,500           74

Johnson Electric (HKD)                                   50,400          129

Schlumberger                                                400   $       19

Smith International *                                       200            5

TOTAL ADR                                                 1,700           85

Weatherford International *                                 200            4

                                                                         604

Exploration and Production  0.0%

Rutherford-Moran Oil *                                      700            2

Santos (AUD)                                              9,000           24

                                                                          26

Integrated Petroleum - Domestic  1.3%

Atlantic Richfield                                        2,060          134

British Petroleum ADR                                     4,640          441

Occidental Petroleum                                      5,500           93

Unocal                                                    7,230          211

USX-Marathon                                              3,860          116

                                                                         995

Integrated Petroleum - International  2.2%

Amoco                                                     7,200          425

Chevron                                                     800           66

ENI S.P.A. ADR                                            1,800          122

Exxon                                                     2,320          170

Mobil                                                     5,660          493

Repsol ADR                                                1,700           93

Royal Dutch Petroleum ADR                                 2,700          129

Shell Transport &
  Trading ADR                                             2,500           93

Texaco                                                    3,540          187

                                                                       1,778

Total Energy                                                           3,403


PROCESS INDUSTRIES  4.0%

Diversified Chemicals  0.9%

Dow Chemical                                              2,900          264

DuPont                                                    4,300          228

Hercules                                                  9,200          252

                                                                         744

Specialty Chemicals  1.6%

3M                                                        1,370           97

A. Schulman                                               4,200           95

Akzo Nobel (NLG)                                          1,600           73

BASF AG (DEM)                                             3,050          116

Bayer (DEM)                                               2,930          122

Furon *                                                     400            7

Great Lakes Chemical                                      6,450          258

Hauser *                                                  1,700            8

Octel *                                                   1,677           23

Pall                                                     11,100          281

Sumitomo Chemicals (JPY)                                  7,000   $       27

Technip (FRF)                                             1,210          114

                                                                       1,221

Paper and Paper Products  0.9%

Dai Nippon Printing (JPY)                                 4,000           64

Fort James                                                7,400          296

Jefferson Smurfit *                                         900           14

Kimberly-Clark                                            6,000          327

                                                                         701

Forest Products  0.4%

Georgia-Pacific                                           1,900          111

International Paper                                         900           41

Weyerhaeuser                                              3,500          178

                                                                         330

Building and Construction  0.2%

Blue Circle Industries (GBP)                             12,143           64

Holderbank Financiere
  Glarus (CHF)                                               80           95

Layne Christensen *                                       1,500           11

Simpson Manufacturing *                                     200            7

                                                                         177

Total Process Industries                                               3,173


BASIC MATERIALS  0.8%

Metals  0.7%

Anglo American
  Platinum (ZAR)                                          5,000           69

AngloGold ADR                                               331            6

Cambior                                                   3,100           15

Gibraltar Steel *                                           400            9

Inco                                                     10,600          112

Matthews International
  (Class A)                                               1,800           56

Reynolds Metals                                           5,400          285

                                                                         552

Mining  0.1%

Homestake Mining                                            740            7

Lonrho Africa (GBP)                                       2,000            1

Rio Tinto (AUD)                                           4,200           50

TVX Gold *                                                2,800            5

                                                                          63

Miscellaneous Materials  0.0%

Malayan Cement (MYR) *                                    7,500            2

Synthetic Industries *                                      500            9

                                                                          11

Total Basic Materials                                                    626


MISCELLANEOUS  0.1%

Conglomerates  0.1%

Berkshire Hathaway *                                         21   $       49

Orkla (Class A) (NOK)                                     3,600           54

Total Miscellaneous                                                      103


FOREIGN EQUITY  0.3%

Europe  0.2%

AXA Colonia
  Konzern (DEM)                                             500           57

Svenska Cellulosa (SEK)                                   4,000           87

                                                                         144

Other Foreign  0.1%

Bobst (CHF)                                                  66           81

                                                                          81

Total Foreign Equity          225

Total Common Stocks (Cost  $37,354)                                   46,795


Corporate Bonds  16.7%

Agricultural Minerals, Sr. Notes
  10.75%, 9/30/03                                    $   50,000           50

American Radio Systems
  Sr. Sub. Notes
  9.00%, 2/1/06                                         100,000          108

American Safety Razor, Sr. Notes
  9.875%, 8/1/05                                         25,000           25

American Standard,
  9.25%, 12/1/16                                         53,000           55

Amerigas Partners, Sr. Notes
  10.125%, 4/15/07                                       50,000           51

APCOA, Sr. Sub. Notes
  9.25%, 3/15/08                                        100,000           92

Archibald Candy, Sr. Secured Notes
  10.25%, 7/1/04                                         25,000           25

Associated Materials, Sr. Sub. Notes
  9.25%, 3/1/08                                         100,000          102

Aurora Foods, Sr. Sub. Notes
  9.875%, 2/15/07                                       100,000          109

B&G Foods, Sr. Sub. Notes
  9.625%, 8/1/07                                        100,000           97

Ballys Health & Tennis
  Sr. Sub. Notes
  9.875%, 10/15/07                                       50,000           49

Banque Parabas New York
  6.875%, 3/1/09                                     $  800,000   $      795

Bway, Sr. Sub. Notes
  10.25%, 4/15/07                                       100,000          105

Chattem, Sr. Sub. Notes
  12.75%, 6/15/04                                       100,000          112

Cinemark USA, Sr. Sub. Notes
  8.50%, 8/1/08                                         100,000           99

Coach USA, Gtd. Sr. Sub. Notes
  9.375%, 7/1/07                                        100,000          103

Coinmach, Sr. Sub. Notes
  11.75%, 11/15/05                                       50,000           55

Comcast Cable Communications
  8.50%, 5/1/27                                         800,000        1,001

Communications & Power Industries
  Sr. Sub. Notes
  12.00%, 8/1/05                                        100,000          104

Container Corp of America
  Sr. Notes, 9.75%, 4/1/03                               50,000           51
  Gtd., 10.75%, 5/1/02                                   25,000           26

Dan River, Sr. Sub. Notes
  10.125%, 12/15/03                                     100,000          103

Delta Mills, Sr. Notes
  9.625%, 9/1/07                                        100,000           97

Doane Products, Sr. Sub. Notes
  (144a), 9.75%, 5/15/07                                173,000          178

Dyersburg, Sr. Sub. Notes
  9.75%, 9/1/07                                          50,000           45

Dyncorp, Sr. Sub. Notes
  9.50%, 3/1/07                                          75,000           74

Energy Corporation of America
  Sr. Sub. Notes
  9.50%, 5/15/07                                        100,000           93

Fairchild Semiconductor
  Sr. Sub. Notes
  10.125%, 3/15/07                                       50,000           50

Fairfax Financial
  8.25%, 10/1/15                                        800,000          815

Federal-Mogul, Sr. Notes
  7.75%, 7/1/06                                         100,000          101

First Federal Financial
  11.75%, 10/1/04                                        50,000           52

Flag Limited, Sr. Notes
  8.25%, 1/30/08                                        100,000           99

Frontiervision, Sr. Notes
  11.00%, 10/15/06                                   $   50,000   $       56

Fundy Cable, Sr. Secured 2nd
  Priority Notes
  11.00%, 11/15/05                                       50,000           53

Furon, Sr. Sub. Notes
  8.125%, 3/1/08                                        100,000           99

Genesis Health Ventures
  Sr. Sub. Notes
  9.25%, 10/1/06                                         50,000           47

GMAC, 7.125%, 6/1/99                                     25,000           25

Grand Casinos, Sr. Sub. Notes
  10.125%, 12/1/03                                      100,000          109

Harcourt General, Sr. Deb.
  7.20%, 8/1/27                                         500,000          486

Hawk, Sr. Notes
  10.25%, 12/1/03                                       100,000          105

Herff Jones, Sr. Sub. Notes
  11.00%, 8/15/05                                       100,000          108

HMH Properties, Sr. Notes
  7.875%, 8/1/08                                        100,000           97

Holmes Products, Gtd. Notes
  9.875%, 11/15/07                                      100,000           94

Host Marriott Travel, Sr. Notes
  9.50%, 5/15/05                                         50,000           52

Intermedia Communications
  Sr. Notes
  8.50%, 1/15/08                                        100,000           95

International Wire, Sr. Sub. Notes
  11.75%, 6/1/05                                         25,000           26
  (144a) 11.75%, 6/1/05                                  75,000           79

Intertek Finance, Sr. Sub. Notes
  10.25%, 11/1/06                                        50,000           47

Iron Mountain, Sr. Sub. Notes
  8.75%, 9/30/09                                        100,000          103

Jitney-Jungle Stores, Sr. Sub. Notes
  12.00%, 3/1/06                                        100,000          111

Keebler, Sr. Sub. Notes
  10.75%, 7/1/06                                         50,000           57

Lenfest Communications, Sr. Notes
  8.375%, 11/1/05                                        20,000           22

Mastec, Sr. Sub. Notes
  7.75%, 2/1/08                                         100,000           96

Medicom Capital, Sr. Notes
  8.50%, 4/15/08                                     $   75,000   $       77

Nextel Communications,
  Sr. Disc. Notes
  STEP, 0%, 10/31/07                                    150,000           92

Niagara Mohawk
  Sr. Disc Notes, STEP
  0%, 7/1/10                                            100,000           77
  Sr. Notes
  7.75%, 10/1/08                                         25,000           27

Northland Cable Television
  Sr. Sub. Notes
  10.25%, 11/15/07                                      100,000          105

Owens & Minor, Sr. Sub. Notes
  10.875%, 6/1/06                                        25,000           27

Owens Illinois, Sr. Notes
  7.35%, 5/15/08                                        800,000          815

Paine Webber, Sr. Notes
  6.55%, 4/15/08                                        800,000          805

Plastic Containers
  Sr. Secured Notes
  10.00%, 12/15/06                                       75,000           79

Pride Petroleum Services
  Sr. Notes
  9.375%, 5/1/07                                         75,000           70

Principal Mutual, (144a)
  8.00%, 3/1/44                                         800,000          812

Protection One Alarm, (144a)
  8.125%, 1/15/09                                       100,000          100

Purina Mills, Sr. Sub. Notes
  9.00%, 3/15/10                                        150,000          149

Quest Diagnostics
  Gtd. Sr. Sub. Notes
  10.75%, 12/15/06                                      100,000          111

Qwest Communications
  Sr. Disc. Notes
  Zero Coupon, 10/15/07                                 100,000           78
  Sr. Notes, (144a)
  7.50%, 1/1/08                                          25,000           26

R & B Falcon, Sr. Notes
  6.95%, 4/15/08                                        800,000          691

Revlon Consumer Products
  Sr. Sub. Notes
  6.25%, 2/1/08                                          75,000           69
  8.125%, 2/1/06                                         25,000           24

Rio Hotel & Casino
  Gtd. Sr. Sub. Notes
  9.50%, 4/15/07                                     $   75,000   $       83

Scotland International Finance
  Sub. Notes, (144a)
  6.50%, 2/15/11                                        100,000           99

Six Flags Entertainment
  Sr. Notes,
  8.875%, 4/1/06                                         75,000           77

Six Flags Theme Parks
  Sr. Sub. Disc. Notes
  12.25%, 6/15/05                                       125,000          139

Smithfield Foods,
  Sr. Sub. Notes
  7.625%, 2/15/08                                        50,000           50

Specialty Retailers, Sr. Notes
  8.50%, 7/15/05                                         75,000           65

Sprint, 6.125%, 11/15/08                                350,000          357

Stena, Sr. Notes,
  10.50%, 12/15/05                                      100,000          103

Synthetic Industries, Sr. Sub. Notes
  9.25%, 2/15/07                                         50,000           51

Tenet Healthcare, Sr. Sub. Notes
  8.625%, 1/15/07                                        50,000           52

US Can, Sr. Gtd. Notes
  10.125%, 10/15/06                                      50,000           53

Westpoint Stevens, Sr. Notes
  7.875%, 6/15/08                                       100,000          101

WorldCom
  7.75%, 4/1/07                                         800,000          905

Total Corporate Bonds (Cost  $13,521)                                 13,257

Foreign Government Obligations/Agencies  2.1%

European Investment Bank
  3.00%, 9/20/06     JPY                             40,000,000          383
  4.625%, 2/26/03    JPY                             20,000,000          201

Federal Republic of Germany
  6.00%, 7/4/07      DEM                                330,000          227
  6.50%, 7/15/03     DEM                                 50,000           34
  8.375%, 5/21/01    DEM                                145,000           97

Government of Canada
  8.50%, 4/1/02      CAD                                147,000          107

Government of France
  5.50%, 4/25/07     FRF                              1,140,000   $      228
  8.50%, 11/25/02    FRF                                492,000          105

Government of Japan +
  4.50%, 6/20/03     JPY                              4,000,000           39

Republic of Italy
  8.50%, 8/1/04      ITL                             40,000,000           30

United Kingdom Treasury Notes
  7.50%, 12/7/06     GBP                                 64,000          128
  8.00%, 6/10/03     GBP                                 31,000           59
  8.50%, 12/7/05     GBP                                 10,000           20

Total Foreign Government
Obligations/Agencies (Cost $1,523)                                     1,658


U.S. Government Mortgage-
Backed Securities  8.5%

Federal National Mortgage Assn.
  6.50%, 1/1/26                                      $  227,110          229

Government National Mortgage Assn.
  I
  6.00%
  12/15/23 - 4/15/26                                  2,043,533        2,028
  6.50%
  4/15/24 - 11/15/28                                  1,693,244        1,710
  7.00%
  5/15/23 - 8/15/28                                   1,071,083        1,095
  7.50%
  5/15/24 - 7/15/25                                     338,106          349
  8.00%
  10/15/25 - 6/15/26                                    390,978          406
  8.50%, 12/15/24                                        23,901           26
  11.50%,11/15/19                                        23,113           26

  II
  7.00%, 9/20/27                                        872,126          890

Total U.S. Government Mortgage-
Backed Securities (Cost $6,514)                                        6,759


U.S. Government Obligations/Agencies  9.4%

Tennessee Valley Authority
  5.88%, 4/1/36                                         600,000   $      625
  6.235%, 7/15/45                                     1,000,000        1,032

U.S. Treasury Bonds
  6.75%, 8/15/26                                      4,900,000        5,870

Total U.S. Government
Obligations/Agencies (Cost $6,785)                                     7,527

Short-Term Investments  3.3%

Certificates of Deposit  0.0%

Chase Manhattan Bank, N.A., fixed deposit
  4.00%, 1/9/99      MYR                                 36,045            8

                                                                           8

Money Market Funds  3.3%

Reserve Investment Fund
  5.42% #                                             2,615,111        2,615

                                                                       2,615

Total Short-Term Investments
(Cost  $2,623)                                                         2,623

Total Investments in Securities
98.9% of Net Assets (Cost $68,320)                                $   78,619

Other Assets Less Liabilities                                            856


NET ASSETS                                                        $   79,475
                                                                  ----------

Net Assets Consist of:

Accumulated net investment income -
net of distributions                                              $      (13)

Accumulated net realized gain/loss -
net of distributions                                                   1,741

Net unrealized gain (loss)                                            10,302

Paid-in-capital applicable to 4,918,353
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
corporation authorized                                                67,445

NET ASSETS                                                        $   79,475
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    16.16
                                                                  ----------

   #  Seven-day yield
   *  Non-income producing
   + Securities contain some restrictions as to public resale total of such securities at period - end amounts to 0.05% of net assets.
 ADR  American Depository Receipt
REIT  Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers-total of such securities at period-end amounts to 1.76% of net assets.
 AUD  Australian dollar
 BEF  Belgian franc
 CAD  Canadian dollar
 CHF  Swiss franc
 DEM  German deutschemark
 DKK  Danish krone
 FIM  Finnish mark
 FRF  French franc
 GBP  British sterling
 HKD  Hong Kong dollar
 ITL  Italian lira
 JPY  Japanese yen
 MYR  Malaysian ringgit
 NLG  Dutch guilder
 NOK  Norwegian krone
 NZD  New Zealand dollar
 SEK  Swedish krona
 SGD  Singapore dollar
 ZAR  South African rand
   L  Local registered shares

The accompanying notes are an integral part of these financial statements.


Statement of Operations

T. Rowe Price Personal Strategy Balanced Portfolio

In thousands

                                                                        Year
                                                                       Ended
                                                                    12/31/98

Investment Income

Income
  Interest                                                         $   2,135
  Dividend                                                               773

  Total income                                                         2,908

Expenses
  Investment management and administrative                               665

Net investment income                                                  2,243

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                           4,456
  Foreign currency transactions                                           (9)
  Net realized gain (loss)                                             4,447

Change in net unrealized gain or loss
  Securities                                                           2,850
  Assets and liabilities denominated
  in foreign currencies                                                    5

  Change in net unrealized
  gain or loss                                                         2,855

Net realized and unrealized gain (loss)                                7,302

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   9,545
                                                                   ---------

The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets

T. Rowe Price Personal Strategy Balanced Portfolio

In thousands

                                                      Year
                                                     Ended
                                                  12/31/98             12/31/97

Increase (Decrease) in Net Assets

Operations
  Net investment income                       $      2,243         $      1,630
  Net realized gain (loss)                           4,447                1,039
  Change in net unrealized
  gain or loss                                       2,855                5,343

  Increase (decrease) in net
  assets from operations                             9,545                8,012

Distributions to shareholders
  Net investment income                             (2,267)              (1,619)
  Net realized gain                                 (2,857)                (951)

  Decrease in net assets
  from distributions                                (5,124)              (2,570)

Capital share transactions*
  Shares sold                                       23,134               28,650
  Distributions reinvested                           5,124                2,570
  Shares redeemed                                  (16,209)              (6,920)

  Increase (decrease) in net
  assets from capital
  share transactions                                12,049               24,300

Net Assets

Increase (decrease)
during period                                       16,470               29,742

Beginning of period                                 63,005               33,263

End of period                                 $     79,475         $     63,005
                                              ---------------------------------

*Share information
  Shares sold                                        1,450                1,996
  Distributions reinvested                             323                  174
  Shares redeemed                                   (1,018)                (482)
  Increase (decrease) in
  shares outstanding                                   755                1,688

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discountso Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $36,888,000 and $29,124,000, respectively, for the year ended December 31, 1998. Purchases and sales of U.S. government securities aggregated $5,260,000 and $4,559,000, respectively, for the year ended December 31, 1998.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $68,320,000. Net unrealized gain aggregated $10,299,000 at period-end, of which $12,832,000 related to appreciated investments and $2,533,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between the fund and
     T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $84,000 was payable at December 31, 1998. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1998, totaled $115,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the year ended December 31, 1998, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $2,000 with certain affiliates of the manager and paid commissions of $18 related thereto.


Report of Independent Accountants

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of Personal Strategy Balanced Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Personal Strategy Balanced Portfolio (one of the portfolios comprising
     T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with custodians, provide a reasonable basis for the opinion expressed above.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 21, 1999

--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 12/31/98

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o     $44,000 from short-term capital gains, and
o $2,814,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $447,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

Invest With Confidence(registered trademark)
T. Rowe Price

100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for dis-
tribution only to those who have
received a copy of the portfolio's
prospectus.

T. Rowe Price Investment Services, Inc., Distributor
TRP 655 (12/98)                                               K15-053  12/31/98